Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Rental income	$ 126	$ 103
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Office premises, retail stores and motor vehicles lease term	P1Y
Office equipment contract term	P1Y
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Office premises, retail stores and motor vehicles lease term	P11Y
Office equipment contract term	P5Y